INCOME TAXES (Narrative) (Details)	1 Months Ended		12 Months Ended
	Dec. 31, 2016	Jan. 31, 2016	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of income taxes [Abstract]
Change in tax rate	reduced by 1% in 2017 and by 2% as from 2018 and thereafter, such that the tax rate in 2017 will be 24% and as from 2018 the tax rate will be 23%, instead of 25% in 2016.	reduction of the rate of corporate tax by 1.5% from 26.5% to 25%
Corporate tax rate			23.00%	24.00%	25.00%